Pensions and other post-retirement benefits (Tables)	12 Months Ended
Mar. 31, 2022
Employee Benefits [Abstract]
Disclosure of actuarial assumptions
The Company has applied the following financial assumptions in assessing DB liabilities:

	UK pensions			US pensions			US other post-retirement benefits
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	%	%	%	%	%	%	%	%	%
Discount rate – past service	2.78	2.00	2.35	3.65	3.25	3.30	3.65	3.25	3.30
Discount rate – future service	2.85	2.15	2.35	3.65	3.25	3.30	3.65	3.25	3.30
Rate of increase in RPI – past service	3.60	3.15	2.65	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in RPI – future service	3.33	3.00	2.45	n/a	n/a	n/a	n/a	n/a	n/a
Salary increases	3.47	3.40	2.90	4.60	4.30	3.50	4.60	4.30	3.50
Initial healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	6.80	7.10	7.00
Ultimate healthcare cost trend rate	n/a	n/a	n/a	n/a	n/a	n/a	4.50	4.50	4.50
The table below sets out the projected life expectancies adopted for the UK and US pension arrangements:

	UK pensions			US pensions
	2022	2021	2020	2022	2021	2020
	years	years	years	years	years	years
Assumed life expectations for a retiree age 65
Males	22.0	21.8	22.1	21.4	21.6	20.9
Females	23.8	23.7	23.8	23.6	24.0	23.4
In 20 years:
Males	23.2	23.1	23.3	23.1	23.2	22.5
Females	25.2	25.2	25.3	25.3	25.5	25.1
The table below summarises the split of DB obligations by status for each category of plan, with comparative figures for 2021.

	UK pensions		US pensions		US other post-retirement benefits
	2022	2021	2022	2021	2022	2021
	%	%	%	%	%	%
Active members	16	8	36	35	34	34
Deferred members	10	14	9	9	—	—
Pensioner members	74	78	55	56	66	66

Amounts recognised in the statement of financial position
Amounts recognised in the consolidated statement of financial position

	2022	2021
	£m	£m
Present value of funded obligations	(23,541)	(23,283)
Fair value of plan assets	27,013	24,388
	3,472	1,105
Present value of unfunded obligations	(326)	(324)
Other post-employment liabilities	(71)	(66)
Net defined benefit asset/(liability)	3,075	715
Represented by:
Liabilities	(810)	(1,032)
Assets	3,885	1,747
	3,075	715
The geographical split of pensions and other post-retirement benefits is as shown below:

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Present value of funded obligations	(14,197)	(13,571)	(6,531)	(6,681)	(2,813)	(3,031)	(23,541)	(23,283)
Fair value of plan assets	16,865	14,680	7,263	6,909	2,885	2,799	27,013	24,388
	2,668	1,109	732	228	72	(232)	3,472	1,105
Present value of unfunded obligations	(78)	(74)	(248)	(250)	—	—	(326)	(324)
Other post-employment liabilities	—	—	—	—	(71)	(66)	(71)	(66)
Net defined benefit asset/(liability)	2,590	1,035	484	(22)	1	(298)	3,075	715
Represented by:
Liabilities	(78)	(74)	(248)	(393)	(484)	(565)	(810)	(1,032)
Assets	2,668	1,109	732	371	485	267	3,885	1,747
	2,590	1,035	484	(22)	1	(298)	3,075	715

Amounts recognised in the income statement and statement of other comprehensive income
Amounts recognised in the income statement and statement of other comprehensive income
The expense or income arising from all Group retirement benefit arrangements recognised in the Group income statements is shown below:

	2022	2021	2020
	£m	£m	£m
Included within operating costs
Administration costs	20	18	16
Included within payroll costs
Defined benefit plan costs:
Current service cost	223	175	178
Past service cost – augmentations	1	—	—
Past service cost/(credit) – redundancies	1	(1)	—
Special termination benefit cost – redundancies	9	5	2
	234	179	180
Included within finance income and costs
Net interest (income)/cost	(2)	38	23
Total included in income statement¹	252	235	219
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations[2]	2,481	1,408	(724)
Exchange adjustments	7	186	(97)
Total included in the statement of other comprehensive income³	2,488	1,594	(821)
1.    Amounts shown in the table above include operating costs of £4 million (2021: £3 million; 2020: £4 million); payroll costs of £10 million (2021: £10 million; 2020: £10 million); and net interest income of £2 million (2021: £13 million; 2020: £11 million) presented within profit from discontinued operations. These amounts all relate to UK pensions.
2.    For the year ended 31 March 2021, this included actuarial losses from the purchase of buy-in policies of £0.1 billion.
3.    Amounts shown in the table above include remeasurements of pension assets and post-retirement benefit obligations resulting in a gain of £309 million (2021: £250 million loss; 2020: £58 million gain) presented within discontinued operations. These amounts all relate to UK pensions.
The geographical split of pensions and other post-retirement benefits is shown below:

	UK pensions			US pensions			US other post-retirement benefits
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Included within operating costs
Administration costs	11	9	9	7	7	6	2	2	1
Included within payroll costs
Defined benefit plan costs:
Current service cost	83	28	33	101	104	100	39	43	45
Past service cost – augmentations	1	—	—	—	—	—	—	—	—
Past service cost/(credit) – redundancies	1	(1)	—	—	—	—	—	—	—
Special termination benefit cost – redundancies	9	5	2	—	—	—	—	—	—
	94	32	35	101	104	100	39	43	45
Included within finance income and costs
Net interest (income)/cost	(7)	(38)	(31)	—	35	21	5	41	33
Total included in income statement	98	3	13	108	146	127	46	86	79
Remeasurement gains/(losses) of pension assets and post-retirement benefit obligations[1]	1,577	(622)	143	532	1,017	(588)	372	1,013	(279)
Exchange adjustments	—	—	—	11	83	(42)	(4)	103	(55)
Total included in the statement of other comprehensive income	1,577	(622)	143	543	1,100	(630)	368	1,116	(334)
1.    For the year ended 31 March 2021, UK pensions is stated after actuarial losses from the purchase of buy-in policies of £0.1 billion.

Reconciliation of the net defined benefit asset (liability)
Reconciliation of the net defined benefit asset/(liability)

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Opening net defined benefit asset/(liability)	1,035	1,520	(22)	(1,113)	(298)	(1,360)	715	(953)
Cost recognised in the income statement (including discontinued operations)	(98)	(3)	(108)	(146)	(46)	(86)	(252)	(235)
Remeasurement and foreign exchange effects recognised in the statement of other comprehensive income	1,577	(622)	543	1,100	368	1,116	2,488	1,594
Employer contributions	167	138	116	110	17	26	300	274
Other movements	7	2	—	—	(29)	(16)	(22)	(14)
Acquisition of WPD (note 37)	566	—	—	—	—	—	566	—
Reclassification to held for sale (note 10)	(664)	—	(45)	27	(11)	22	(720)	49
Closing net defined benefit asset/(liability)	2,590	1,035	484	(22)	1	(298)	3,075	715
Changes in the present value of defined benefit obligations (including unfunded obligations)
The table below shows the movement in defined benefit obligations across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Opening defined benefit obligations	(13,645)	(12,844)	(6,931)	(8,085)	(3,031)	(3,697)	(23,607)	(24,626)
Current service cost	(83)	(28)	(101)	(104)	(39)	(43)	(223)	(175)
Interest cost	(88)	(296)	(240)	(243)	(100)	(112)	(428)	(651)
Actuarial (losses)/gains – experience	(627)	(21)	(24)	(72)	107	216	(544)	123
Actuarial gains/(losses) – demographic assumptions	133	(1)	100	—	71	—	304	(1)
Actuarial gains/(losses) – financial assumptions	1,387	(1,181)	329	(62)	192	(25)	1,908	(1,268)
Past service (cost)/credit – redundancies	(1)	1	—	—	—	—	(1)	1
Special termination benefit cost – redundancies	(9)	(5)	—	—	—	—	(9)	(5)
Past service cost – augmentations	(1)	—	—	—	—	—	(1)	—
Medicare subsidy received	—	—	—	—	(24)	(25)	(24)	(25)
Employee contributions	(8)	(1)	—	—	—	—	(8)	(1)
Benefits paid	919	731	403	371	159	144	1,481	1,246
Exchange adjustments	—	—	(327)	804	(140)	362	(467)	1,166
Acquisition of WPD	(7,096)	—	—	—	—	—	(7,096)	—
Reclassification to held for sale	4,844	—	12	460	(8)	149	4,848	609
Closing defined benefit obligations	(14,275)	(13,645)	(6,779)	(6,931)	(2,813)	(3,031)	(23,867)	(23,607)
25. Pensions and other post-retirement benefits continued
Changes in the value of plan assets
The table below shows the movement in pension assets across our DB plans over the year.

	UK pensions		US pensions		US other post-retirement benefits		Total
	2022	2021	2022	2021	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m
Opening fair value of plan assets	14,680	14,364	6,909	6,972	2,799	2,412	24,388	23,748
Interest income	95	334	240	208	95	71	430	613
Return on plan assets in excess of interest[1]	684	581	127	1,151	2	822	813	2,554
Administration costs	(11)	(9)	(7)	(7)	(2)	(2)	(20)	(18)
Employer contributions	167	138	116	110	17	26	300	274
Employee contributions	8	1	—	—	—	—	8	1
Benefits paid	(912)	(729)	(403)	(371)	(159)	(144)	(1,474)	(1,244)
Exchange adjustments	—	—	338	(721)	136	(259)	474	(980)
Acquisition of WPD	7,662	—	—	—	—	—	7,662	—
Reclassification to held for sale	(5,508)	—	(57)	(433)	(3)	(127)	(5,568)	(560)
Closing fair value of plan assets	16,865	14,680	7,263	6,909	2,885	2,799	27,013	24,388
Actual return on plan assets	779	915	367	1,359	97	893	1,243	3,167
Expected contributions to plans in the following year	146	93	74	113	14	6	234	212
1.    For the year ended 31 March 2021, this included actuarial losses from the purchase of buy-in policies of £0.1 billion.

Disclosure of asset allocations
The allocation of assets by asset class is set out below. Within these asset allocations there is significant diversification across regions, asset managers, currencies and bond categories.
UK pensions

	2022						2021						2020
	Quoted		Unquoted		Total		Quoted		Unquoted		Total		Quoted		Unquoted		Total
	£m		£m		£m		£m		£m		£m		£m		£m		£m
Equities	1,458		474		1,932		555		801		1,356		732		732		1,464
Corporate bonds	2,741		—		2,741		3,730		37		3,767		3,837		—		3,837
Government securities	786		—		786		1,836		—		1,836		2,051		—		2,051
Property	122		1,002		1,124		104		565		669		103		585		688
Diversified alternatives	1,334		432		1,766		—		712		712		—		893		893
Liability-matching assets	2,023	¹	6,090	²	8,113	³	1,731	¹	4,133	²	5,864	³	1,704	¹	3,278	²	4,982	³
Longevity swap	—		(80)		(80)		—		(64)		(64)		—		(51)		(51)
Cash and cash equivalents	477		—		477		34		250		284		29		222		251
Other (including net current assets and liabilities)	16		(10)		6		—		256		256		—		249		249
	8,957		7,908		16,865	⁴	7,990		6,690		14,680		8,456		5,908		14,364
1.    Consists of pooled funds which invest mainly in fixed interest securities.
2.    Includes buy-in policies held by NGUKPS with a total value of £2.7 billion (2021: £4.1 billion; 2020: £3.3 billion).
3.    Included within liability-matching assets above is £6.6 billion (2021: £2.5 billion; 2020: £2.8 billion) of repurchase agreements. These are used to increase the market exposure of the liability-matching portfolios.
4.    The fair value of plan assets for NGUKPS Section A includes £32 million (2021: £nil; 2020: £nil) of direct holdings in WPD debt instruments.
25. Pensions and other post-retirement benefits continued
US pensions

	2022			2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	272	1,904	2,176	560	2,359	2,919	467	2,043	2,510
Corporate bonds	2,311	697	3,008	1,547	507	2,054	1,640	518	2,158
Government securities	335	715	1,050	354	527	881	535	732	1,267
Property	—	295	295	—	264	264	—	307	307
Diversified alternatives	142	364	506	167	458	625	162	464	626
Infrastructure	—	182	182	—	130	130	—	121	121
Cash and cash equivalents	31	—	31	24	—	24	24	—	24
Other (including net current assets and liabilities)	12	3	15	12	—	12	(44)	3	(41)
	3,103	4,160	7,263	2,664	4,245	6,909	2,784	4,188	6,972
US other post-retirement benefits

	2022			2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Equities	185	1,013	1,198	419	1,303	1,722	353	1,037	1,390
Corporate bonds	723	2	725	13	—	13	15	—	15
Government securities	511	2	513	533	3	536	551	1	552
Diversified alternatives	144	120	264	185	172	357	162	161	323
Other¹	—	185	185	—	171	171	—	132	132
	1,563	1,322	2,885	1,150	1,649	2,799	1,081	1,331	2,412
1.    Other primarily comprises insurance contracts.
The approximate investment allocations for our plans at 31 March 2022 are as follows:

	UK pensions	US pensions	US other post-retirement benefits
	%	%	%
Return-seeking assets	28	41	51
Liability-matching assets	72	59	49

Disclosure of most significant risks associated with DB plans
The most significant risks associated with the DB plans are:

Main risks	Description and mitigation
Investment risk	The plans invest in a variety of asset classes, with actual returns likely to differ from the underlying discount rate adopted, impacting on the funding position of the plan through the net balance sheet asset or liability. Each plan seeks to balance the level of investment return required with the risk that it can afford to take, to design the most appropriate investment portfolio.
Changes in bond yields	Liabilities are calculated using discount rates set with reference to the yields in high-quality bonds prevailing in the UK and US debt markets and will fluctuate as yields change. Volatility of the net balance sheet asset or liability is controlled through liability-matching strategies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge interest rate risk.
Inflation risk	Changes in inflation will affect the current and future pensions but are partially mitigated through investing in inflation-matching assets and hedging instruments as well as bulk annuity buy-in policies. The investment strategies allow for the use of synthetic as well as physical assets to be used to hedge inflation risk.
Member longevity	Longevity is a key driver of liabilities and changes in life expectancy have a direct impact on liabilities. Improvements in life expectancy will lead to pension payments being paid for longer than expected and benefits ultimately being more expensive. This risk has been partly mitigated by recent scheme investment transactions including a longevity insurance contract (longevity swap) for NGEG of ESPS and two buy-in policies for Section A of NGUKPS.
Counterparty risk	This is managed by having a diverse range of counterparties and through having a strong collateralisation process (including for the longevity swap held by NGEG of ESPS). Measurement and management of counterparty risk is delegated to the relevant investment managers. For our bulk annuity policies, various termination provisions were introduced in the contracts, managing our exposure to counterparty risk. The insurers’ operational performance and financial strength are monitored on a regular basis.
Default risk	Investments are predominantly made in regulated markets in assets considered to be of investment grade. Where investments are made either in non-investment grade assets or outside of regulated markets, investment levels are kept to prudent levels and subject to agreed control ranges, to control the risk.
Liquidity risk	The pension plans hold sufficient cash to meet benefit requirements, with other investments being held in liquid or realisable assets to meet unexpected cash flow requirements. The plans do not borrow money, or act as guarantor, to provide liquidity to other parties (unless it is temporary).
Currency risk	Fluctuations in the value of foreign denominated assets due to exposure to currency exchange rates is managed through a combination of segregated currency hedging overlay and currency hedging carried out by some of the investment managers.